Document And Entity Information	Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	GREENBOX POS
Trading Symbol	GBOX
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001419275
Document Period End Date	Mar. 31, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(619)
Local Phone Number	631 8261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ